Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

Note 4 — Related Party Transactions

Founder Shares

In March 2020, the Sponsor paid $25,000 to cover certain offering costs of the Company in consideration for 2,875,000 Class B ordinary shares (the “Founder Shares”). In June 2020, the Company declared a share dividend of 0.25 of a share for each Class B ordinary share in issue, resulting in the Sponsor holding an aggregate of 3,593,750 Founder Shares. All shares have been retroactively stated to reflect the share dividend. The Founder Shares included an aggregate of up to 468,750 shares that were subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full or in part, so that the number of Founder Shares would equal 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering. In connection with the underwriters’ exercise of the over-allotment option in full, 468,750 Founder Shares are no longer subject to forfeiture.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any Founder Shares until the earlier to occur of (i) one year after the completion of the Company’s Business Combination or (ii) subsequent to a Business Combination, (x) if the last sale price of the Company’s Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share consolidations, share capitalizations, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Company’s Business Combination or (y) the date following the completion of a Business Combination on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Company’s Public Shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Private Placement

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased 4,000,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, for an aggregate purchase price of $4,000,000. On July 21, 2020, in connection with the underwriters’ exercise of the over-allotment option in full, the Sponsor purchased an additional 375,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant. The Private Placement Warrants were deemed to be derivative warrant liabilities at issuance and recorded at fair value. Amounts paid by the Sponsor in excess of the warrants fair value ($2,473,094) were treated as a capital contribution. Each Private Placement Warrant is exercisable to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 7). A portion of the proceeds from the Private Placement Warrants were added to the proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placement Warrants will expire worthless.

Promissory Notes — Related Party

On March 31, 2020, the Company issued an unsecured promissory note (the “IPO Promissory Note”) to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000. The IPO Promissory Note was non-interest bearing and payable on the earlier of (i) December 31, 2020 or (ii) the completion of the Initial Public Offering. The outstanding balance under the IPO Promissory Note of $246,330 was repaid upon the closing of the Initial Public Offering on July 17, 2020.

The Company has issued four unsecured promissory notes in the amount of up to $300,000, $300,000, $1,297,500 and $153,655, which were issued on August 2, 2021, October 20, 2021, March 29, 2022 and October 17, 2022, respectively (the “Promissory Notes”). The Promissory Notes are non-interest bearing and payable at the earlier of (i) the date on which the initial Business Combination is completed or (ii) the date of liquidation of the Company. The Promissory Notes are not convertible into equity or warrants. As of September 30, 2022 and December 31, 2021, the Company had $2,161,667 and $600,000, respectively, in outstanding borrowings under the Promissory Notes, including $300,000 under each of the August 2, 2021 and October 20, 2021 notes and $1,561,667 under the March 29, 2022 note.

The Company issued an unsecured promissory note, dated March 29, 2022, in the amount of up to $1,000,000, to the Sponsor (the “Working Capital Note”). The proceeds of the Working Capital Note will be used for costs in connection with the Company’s initial Business Combination or as general working capital. The Working Capital Note is non-interest bearing and payable (subject to the waiver against trust provisions) on the earlier of (i) the date on which the initial Business Combination is consummated or (ii) the date of the Company’s liquidation. The Working Capital Note is not convertible into equity or warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. At September 30, 2022 and December 31, 2021, the Company had $519,617 and $0, respectively, in outstanding borrowings under the Working Capital Note. The outstanding borrowings on the Working Capital Note are included in the “Promissory notes — related party” line item on the accompanying unaudited condensed consolidated balance sheets.

On October 17, 2022, the Company issued a promissory note in the aggregate principal amount of up to $153,655 to the Sponsor of the Company in connection with Second Extension Amendment.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required as Working Capital Loans. If the Company completes a Business Combination, the Company may repay the Working Capital Loans. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. The Working Capital Loans would either be repaid upon consummation of a Business Combination or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. Such warrants would be identical to the Private Placement Warrants.

NOTE 4 — RELATED PARTY TRANSACTIONS

Founder Shares

In March 2020, the Sponsor paid $25,000 to cover certain offering costs of the Company in consideration for 2,875,000 Class B ordinary shares (the “Founder Shares”). In June 2020, the Company declared a share dividend of 0.25 of a share for each Class B ordinary share in issue, resulting in the Sponsor holding an aggregate of 3,593,750 Founder Shares. All shares have been retroactively stated to reflect the share dividend.

The Sponsor has agreed, subject to limited exceptions, not to transfer, assign or sell any Founder Shares until the earlier to occur of (i) one year after the completion of the Company’s Business Combination or (ii) subsequent to a Business Combination, (x) if the last sale price of the Company’s Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share subdivisions, share consolidations, share capitalizations, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Company’s Business Combination or (y) the date following the completion of a Business Combination on which the Company completes a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of the Company’s public shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property.

Private Placement

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased 4,000,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant, for an aggregate purchase price of $4,000,000. On July 21, 2020, in connection with the underwriters’ exercise of the over-allotment option in full, the Sponsor purchased an additional 375,000 Private Placement Warrants at a price of $1.00 per Private Placement Warrant. The Private Placement Warrants were deemed to be derivative warrant liabilities at issuance and recorded at fair value. Amounts paid by the Sponsor in excess of the warrants fair value ($2,473,094) was treated as a capital contribution. Each Private Placement Warrant is exercisable to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 7). A portion of the proceeds from the Private Placement Warrants were added to the proceeds from the Initial Public Offering being held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Placement Warrants will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law), and the Private Placement Warrants will expire worthless.

Notes — Related Party

On March 31, 2020, the Company issued an unsecured promissory note (the “Note”) to the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $300,000. The Note was non-interest bearing and payable on the earlier of (i) December 31, 2020 or (ii) the completion of the Initial Public Offering. The outstanding balance under the Note of $246,330 was repaid upon the closing of the Initial Public Offering on July 17, 2020.

The Company has issued two unsecured promissory notes in the amount of up to $300,000, each, which were issued on August 2, 2021 and October 20, 2021, respectively (the “Promissory Notes”). The Promissory Notes are non-interest bearing and payable at the earlier of (i) the date on which the initial business combination is completed and (ii) the date of liquidation of the Company. The Promissory Notes are not convertible into equity or warrants. As of December 31, 2021 and 2020, the Company had $600,000 and nil, respectively, outstanding borrowings under the Promissory Notes.

Related Party Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (the “Working Capital Loans”). If the Company completes a Business Combination, the Company may repay the Working Capital Loans. Otherwise, the Working Capital Loans may be repaid only out of funds held outside the Trust Account. The Working Capital Loans would either be repaid upon consummation of a Business

Combination or, at the lender’s discretion, up to $1,500,000 of such Working Capital Loans may be convertible into warrants of the post-Business Combination entity at a price of $1.00 per warrant. Such warrants would be identical to the Private Placement Warrants. Except for the foregoing, the terms of such Working Capital Loans, if any, have not been determined and no written agreements exist with respect to such loans. As of December 31, 2021 and 2020, the Company had no outstanding borrowings under the convertible Working Capital Loans.

Related Party Website Services

During the year ended December 31, 2020, the Company engaged a firm to provide website services. The Company’s Chief Financial Officer and Director, Stanley Wang, is a minority shareholder of the company providing such services. For the year ended December 31, 2021 and 2020, the Company incurred $13,900 and $2,995, respectively, for such services.